Fair Value Measurements	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 8 — Fair Value Measurements

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value as of June 30, 2026 and December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Schedule of fair value, assets measured on recurring basis

	Level	June 30, 2026	December 31, 2025
Assets:
Cash and marketable securities held in Trust Account	1	$174,896,125	$—

The fair value of the Public Warrants is $974,625, or approximately $0.11 per Public Warrant. The fair value of Public Warrants was determined using a Monte Carlo Simulation Model. The Public Warrants have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the Level 3 valuation of the Public Warrants:

Schedule of fair value of the Public Warrants

February 9, 2026
Underlying stock price	$9.72
Exercise price	$11.50
Remaining term (years)	6.24
Volatility	5.0%
Risk-free rate	3.81%
Pre-adjusted value per share	$0.86
Market adjustment	13.1%

The fair value of the Public Rights is $4,398,750, or approximately $0.26 per Public Right. The fair value of Public Rights was determined using a Monte Carlo Simulation Model. The Public Rights have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the Level 3 valuation of the Public Rights:

Schedule of fair value of Public Rights

February 9, 2026
Underlying stock price	$9.72
Pre-adjusted value per share	$1.94
Market adjustment	13.1%

The fair value of the Restricted Shares is $981,412, or approximately $1.28 per Restricted Share. The fair value of Restricted Shares was determined using a Monte Carlo Simulation Model. The Restricted Shares have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the Level 3 valuation of the Restricted Shares:

Schedule of fair value of Restricted Shares

February 9, 2026
Underlying stock price	$9.72
Pre-adjusted value per share	$9.72
Market adjustment	13.1%